Related-Party Balances and Transactions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Short-term benefits to employees and key management personnel	R$ 39,828	R$ 9,811	R$ 9,230
Share-based payments	22,618
Total compensation	R$ 62,446	R$ 9,811	R$ 9,230